LEASES	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
LEASES
NOTE 6:-	LEASES

The Company has operating leases for office space and vehicles that expire through 2023.

Below is a summary of our operating right-of-use assets and operating lease liabilities under ASC 842 as of December 31, 2021 and December 31, 2020:

	December 31,
	2021	2020

Operating right-of-use assets	$131	$272

Operating lease liabilities, current	130	166
Operating lease liabilities long-term	27	146

Total operating lease liabilities	$157	$312

Cash paid for amounts included in the measurement of operating lease liabilities was $ 185 and $ 162 during the years ended December 31, 2021 and 2020, respectively.

Minimum lease payments for our right of use assets over the remaining lease periods as of December 31, 2021, are as follows:

Year ended December 31,

2022	$133
2023	29

Total undiscounted lease payments	162
Less - interest	(5)

Present value of lease liabilities	$157

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2021:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	0.75
Weighted average discount rate	4.02%

The Company as lessor:

Future minimum rental payments to be received under operating leases:

Year ended December 31,

2022	$1,841
2023	4,331
2024	2,213
2025	787
2026 and thereafter	3,734

Total future minimum rentals	$12,906